Condensed Shinhan Financial Group (Parent Company only) Financial Statements	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Shinhan Financial Group (Parent Company only) Financial Statements
51.	Condensed Shinhan Financial Group (Parent Company only) Financial Statements
STATEMENTS OF FINANCIAL POSITION

	2021		2022
Assets
Deposits
Banking subsidiaries	~~W~~	3,913	2,187
Other		41,000	—
Receivables from subsidiaries:
Non-banking subsidiaries		3,976,059	4,009,467
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		16,537,819	16,933,142
Financial assets at FVTPL		1,617,734	1,778,475
Derivative assets		17,933	—
Property, equipment and intangible assets, net		10,597	11,411
Other assets
Banking subsidiaries		326,216	483,688
Non-banking subsidiaries		468,150	384,443
Other		19,250	56,279

Total assets	~~W~~	36,815,893	37,456,314

Liabilities and equity
Borrowings	~~W~~	—	20,000
Debt securities issued		9,559,553	9,815,457
Derivative liabilities		6,263	—
Accrued expenses & other liabilities		844,701	944,308

Total liabilities		10,410,517	10,779,765

Equity		26,405,376	26,676,549

Total liabilities and equity	~~W~~	36,815,893	37,456,314

CONDENSED STATEMENTS OF INCOME

	2020		2021	2022
Income
Dividends from banking subsidiaries	~~W~~	892,420	772,420	902,420
Dividends from non-banking subsidiaries		495,110	807,803	568,474
Interest income from banking subsidiaries		194	173	236
Interest income from non-banking subsidiaries		68,914	75,013	87,215
Other income		268,784	235,746	251,999

Total income		1,725,422	1,891,155	1,810,344

Expenses
Interest expense		(231,205)	(210,535)	(222,413)
Other expense		(216,708)	(259,188)	(367,015)

Total expenses		(447,913)	(469,723)	(589,428)

Profit before income tax expense		1,277,509	1,421,432	1,220,916

Income tax expense		3,066	7,476	(28,335)

Profit for the year	~~W~~	1,274,443	1,413,956	1,249,251

CONDENSED STATEMENTS OF CASH FLOWS

	2020		2021	2022
Cash flows from operating activities
Profit before income taxes	~~W~~	1,277,509	1,421,432	1,220,916
Non-cash items included in profit before tax		(1,313,967)	(1,456,374)	(1,245,848)
Changes in operating assets and liabilities		(1,272,738)	605,089	163,179
Net interest paid		(165,570)	(134,269)	(127,247)
Dividend received from subsidiaries		1,386,843	1,578,920	1,470,400
Income tax paid		—	(1,102)	(3,487)

Net cash provided by (used in) operating activities		(87,923)	2,013,696	1,477,913

Cash flows from investing activities
Net loan origination to non-banking subsidiaries		(1,073,657)	(649,384)	68,000
Acquisition of subsidiary		(73,335)	(379,857)	(374,126)
Disposal of investments in subsidiaries		—	—	20,354
Other, net		(100,875)	(452,672)	(403,743)

Net cash used in investing activities		(1,247,867)	(1,481,913)	(689,515)

Cash flows from financing activities
Issuance of common stocks		1,154,347	—	—
Issuance of hybrid bonds		448,699	1,154,597	997,120
Repayments of hybrid bonds		—	—	(135,000)
Net changes in borrowings		—	—	20,000
Issuance of debt securities issued		2,240,581	1,428,704	2,206,672
Repayments of debt securities issued		(1,384,000)	(1,890,000)	(2,036,000)
Dividend paid		(968,847)	(1,218,761)	(1,540,871)
Acquisition of treasury stock		(150,448)	(79)	(300,600)
Disposition of and incineration cost of treasury stock		(3,033)	—	(60)
Payment of stock issuance costs		—	(605)	—
Redemption of lease liabilities		(1,673)	(1,701)	(1,431)

Net cash provided by (used in) financing activities		1,335,626	(527,845)	(790,170)

Effect of exchange rate changes on cash and cash equivalents held		—	23	(3)

Net increase (decrease) in cash and cash equivalents		(164)	3,961	(1,775)

Cash and cash equivalents at beginning of year		164	—	3,961

Cash and cash equivalents at end of year	~~W~~	—	3,961	2,186